Expense Example, No Redemption	Risk [Text Block]	MATTHEW 25 FUND MATTHEW 25 FUND Expense Example, No Redemption, 1 Year	MATTHEW 25 FUND MATTHEW 25 FUND Expense Example, No Redemption, 3 Years	MATTHEW 25 FUND MATTHEW 25 FUND Expense Example, No Redemption, 5 Years	MATTHEW 25 FUND MATTHEW 25 FUND Expense Example, No Redemption, 10 Years	MATTHEW 25 FUND Performance Table Uses Highest Federal Rate	MATTHEW 25 FUND Performance Table Not Relevant to Tax Deferred	MATTHEW 25 FUND Performance Past Does Not Indicate Future [Text]	MATTHEW 25 FUND Highest Quarterly Return, Label	MATTHEW 25 FUND Highest Quarterly Return	MATTHEW 25 FUND Lowest Quarterly Return, Label	MATTHEW 25 FUND Lowest Quarterly Return	MATTHEW 25 FUND Highest Quarterly Return, Date	MATTHEW 25 FUND Lowest Quarterly Return, Date	MATTHEW 25 FUND Risk Lose Money [Member] Risk [Text Block]
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General Securities Market Risk. As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money.

Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk.

Non-Diversification Risk. The Fund is non-diversified. Because the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of a price decline or loss due to a change in value of one, or a few of its portfolio holdings.

Multi-Cap Companies Risk. An additional risk will be from the Fund's investments in small and medium capitalization (cap) stocks. Generally, these stocks have higher risks of business failure, lesser liquidity and greater volatility in market price. Due to these factors, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. Since the Fund may hold small, medium and large cap stocks it is riskier than a fund which holds only large cap stocks.

WHO SHOULD INVEST

Investors who are seeking potential long-term appreciation and are willing to own stocks, in a portfolio, selected and managed by the Fund's investment adviser. Long-term, as determined by management and the investment adviser, is at least three years.

WHO SHOULD NOT INVEST

Investors not willing to accept the risks of owning stocks in a managed portfolio. The Fund is not for investors seeking to trade the stock market for short-term fluctuations.

		112	349	606	1,340	After-tax returns are calculated using historical highest federal tax rates	After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's	As with all mutual funds, past results, before and after taxes, are not an indication of future performance	highest return for a quarter	27.17%	worst return for a quarter	(32.12%)	Jun. 30, 2020	Mar. 31, 2020	As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money